Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Line Items]
Net (loss) income	$ (8,398)	$ (264,322)	$ 117,514
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	122,566	141,748	141,043
Amortization of deferred charges	2,472	1,913	2,027
Other operating losses (gains)	(10,308)	(2,378)	2,683
Gain on sale of shares	(1,026)	(1,061)	0
Amortization of time charter contract value	0	0	(6,799)
Contingent rental income	19,738	26,148	18,621
Impairment loss on vessels and vessels held under capital lease	0	164,187	61,692
Provision for uncollectible receivable	0	0	4,000
Mark to market on marketable securities	3,526	0	0
Share of results from associated company and gain on equity interest	(246)	0	0
Impairment loss on goodwill	0	112,821	0
Impairment loss on marketable securities	0	0	7,233
Mark to market (gain) loss on derivatives	(3,190)	(93)	(8,017)
Other, net	743	1,953	(1,232)
Changes in operating assets and liabilities, net of acquisition:
Trade accounts receivable	(133)	(506)	4,287
Other receivables	227	2,122	10,833
Inventories	(7,323)	(24,079)	(12,241)
Voyages in progress	(41,486)	7,084	6,828
Prepaid expenses and accrued income	(1,633)	(429)	(1,427)
Other current assets	(2,349)	(1)	406
Trade accounts payable	10,403	7,485	(5,175)
Accrued expenses	(1,177)	12,645	(2,936)
Related party balances	6,990	3,062	(10,707)
Other current liabilities	(2,163)	(6,178)	(5,583)
Other	(51)	660	207
Net cash provided by operating activities	46,171	130,485	286,015
Investing activities
Change in restricted cash	0	0	0
Additions to newbuildings, vessels and equipment	(216,310)	(713,560)	(622,460)
Refund of newbuilding installments and interest	0	0	43,497
Purchase of shares	0	(46,100)	0
Proceeds from sale of newbuilding vessels	0	0	173,187
Investment in associated company	(6,000)	0	0
Finance lease payments received	5,336	9,745	9,333
Net proceeds from sale of shares	17,757	27,412	0
Net cash used in investing activities	(199,217)	(722,503)	(396,443)
Financing activities
Net proceeds from issuance of shares	85	0	98,200
Proceeds from long-term debt	298,871	673,416	356,066
Repayment of long-term debt	(172,412)	(83,951)	(169,883)
Payment of obligations under finance leases	(10,094)	(31,854)	(61,677)
Debt fees paid	0	(3,495)	(9,523)
Receipts (payments) resulting from lease terminations	(22,391)	(19,006)
Cash dividends paid	(386)	(51,401)	(164,551)
Payment of fractional shares on reverse share split	0	0	(17)
Proceeds from secured short-term borrowings	0	10,116	0
Net cash provided by financing activities	116,064	493,825	48,615
Net change in cash, cash equivalents and restricted cash	(36,982)	(98,193)	(61,813)
Cash , cash equivalents and restricted cash at beginning of year	104,886	203,079	264,892
Cash, cash equivalents and restricted cash at end of year	67,904	104,886	203,079
Supplemental disclosure of cash flow information:
Interest paid, net of interest capitalized	80,887	57,291	53,474
Income taxes paid	329	1,222	716
Non cash element
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Contingent rental income	21,273	26,148	18,621
Financing activities
Receipts (payments) resulting from lease terminations	$ 0	$ (19,006)	$ 0